Related Party Transactions (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Napo
Related Party Transactions
Due from former parent	$ 221,429	$ 299,819	$ 299,819	$ 6,008
Royalty payable to former parent	(7)	(171)	(171)	(2,809)
Net receivable (payable) to former parent	221,422	299,648	299,648	$ 3,199
Napo | Service Agreement
Related Party Transactions
Remittance from related party	465,625		350,000
Outstanding receivables	219,171	277,529	277,529
Napo | Purchase transactions
Related Party Transactions
Remittance from related party	25,408
Outstanding receivables	2,258	22,290	$ 22,290
Napo | Service Agreement
Related Party Transactions
Amount of share employee services	407,267	$ 627,529
Napo | Purchase transactions
Related Party Transactions
Amount of share employee services	$ 5,376